THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
FILED ON 5/12/00 PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT AND FOR WHICH THAT REQUEST FOR CONFIDENTIAL TREATMENT
EXPIRED ON 4/1/01.

                     UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:    Capital Research and Management Company
Address: 333 South Hope Street, 55th Floor
         Los Angeles, California  90071-1447

Form 13F File Number: 28-157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul G. Haaga, Jr.
Title: Executive Vice President
Phone: 213/486-9216

Signature, Place, and Date of Signing:

Paul G. Haaga, Jr.*   Los Angeles, California      9/4/01
--------------------  ---------------------------  ----------
[Signature]           [City, State]                [Date]

*By:  /s/ Anna Jacobs Griffith
      ------------------------
       Anna Jacobs Griffith
       Attorney-in-fact

Signed pursuant to a Power of Attorney dated December 19, 2000 included as an Exhibit to Schedule 13G filed with the Securities and Exchange Commission by Capital Research and
Management Company on February 9, 2001 with respect to 3COM
Corporation Information Services, Inc.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number       Name

     28-218                     The Capital Group Companies, Inc.

                       Form 13F SUMMARY PAGE

     Report Summary:


     Number of Other Included Managers:        1

     Form 13F Information Table Entry Total:   53

     Form 13F Information Table Value Total:   $2602303
                                               -----------
                                                (thousands)

      Pursuant to regulation section 240.24b-2, certain confidential material has been filed with the Secretary of the Securities and Exchange Commission for non-public treatment.

     List of Other Included Managers:


     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.   Form 13F File Number      Name

     1     28-218                    The Capital Group Companies, Inc.

CAPITAL RESEARCH AND MANAGEMENT COMPANY             FORM 13F INFORMATION TABLE                                      MAR 31, 2000

              COLUMN 1 & COLUMN 2        COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7*       COLUMN 8
--------------------------------------   --------- --------- --------------------- ---------- --------- -------------------------
      NAME OF ISSUER/TITLE OF CLASS       CUSIP    VALUE     SHRS OR      SH/ PUT/ INVESTMENT OTHER
   (COMMON UNLESS OTHERWISE INDICATED)             (x$1000)  PRN AMT      PRN CALL DISCRETION MGRS      SOLE     SHARED     NONE
--------------------------------------   --------- --------- --------------------- ---------- --------- -------------------------
AIRGATE PCS INC                          009367103 $   33433       316900 SH       DEFINED     1                           316900
AMCV CAPITAL TR I CV PF 7.00% 02/15/15   001648203     19800       400000 SH       DEFINED     1                           400000
AMERICAN EAGLE OUTFITTERS                02553E106     39645      1045000 SH       DEFINED     1                          1045000
BELL CANADA INTL C$                      077914109      3325       118000 SH       DEFINED     1                           118000
BERKLEY W R CORP                         084423102      1614        70000 SH       DEFINED     1                            70000
BROOKFIELD PROPERTIES CORP C$            112900105      9164       794100 SH       DEFINED     1                           794100
CINCINNATI FINL CORP                     172062101      4203       111700 SH       DEFINED     1                           111700
CYPRESS COMMUNICATIONS                   232743104     28440      1160800 SH       DEFINED     1                          1160800
DIANON SYSTEMS INC                       252826102       156         7600 SH       DEFINED     1                             7600
DOBSON COMMUNICATIONS CL A               256069105     58089      2525600 SH       DEFINED     1                          2525600
DOMINION RESOURCES NEW                   25746U109    448159     11659416 SH       DEFINED     1                         11659416
FIRSTCOM CORP                            33763T104    101400      2966000 SH       DEFINED     1                          2966000
FLAG TELECOM HLDGS LTD                   338347909     49743      2198600 SH       DEFINED     1                          2198600
FLOWERS INDUSTRIES                       343496105     27186      1790000 SH       DEFINED     1                          1790000
GENE LOGIC INC                           368689105     12509       297400 SH       DEFINED     1                           297400
GULF INDONESIA RESOURCES                 402284103      5636       710000 SH       DEFINED     1                           710000
HILB ROGAL & HAMILTN                     431294107       970        35500 SH       DEFINED     1                            35500
HSB GROUP INC                            40428N109     41959      1450000 SH       DEFINED     1                          1450000
IMPROVENET INC                           45321E106      2456       333000 SH       DEFINED     1                           333000
INTERNAP NETWORK SERVICES CORP           45885A102      5253       114200 SH       DEFINED     1                           114200
INTERNET CAPITAL GROUP                   46059C106     64573       715000 SH       DEFINED     1                           715000
IVAX CORP                                465823102     54563      2002300 SH       DEFINED     1                          2002300
IXL ENTERPRISES                          450718101    174020      6215000 SH       DEFINED     1                          6215000
LOCKHEED MARTIN CORP                     539830109    466547     22828000 SH       DEFINED     1                         22828000
LOOKSMART LTD                            543442107      2200        50000 SH       DEFINED     1                            50000
MAXIM PHARMACEUTICALS                    57772M107     20061       427400 SH       DEFINED     1                           427400
MICROS SYSTEMS INC                       594901100     23262       369600 SH       DEFINED     1                           369600
MICROSTRATEGY CL A                       594972101      1828        21000 SH       DEFINED     1                            21000
NATIONAL INSTRUMENTS CORP                636518102     13096       279000 SH       DEFINED     1                           279000
NETSOLVE INC                             64115J106      3225       100000 SH       DEFINED     1                           100000
NIKU CORP                                654113109     12041       254500 SH       DEFINED     1                           254500
NORTHPOINT COMMUNICATIONS GROUP INC      666610100    122462      5310000 SH       DEFINED     1                          5310000
OMNICARE INC CV 5.0% 12/01/07            681904AD0     21058    $28650000 PRN      DEFINED     1                        $28650000
PFSWEB INC                               717098107      1994       124600 SH       DEFINED     1                           124600
PORTAL SOFTWARE INC                      736126103      2050        36000 SH       DEFINED     1                            36000
RALSTON-RALSTON PURINA GROUP             751277302     34219      1250000 SH       DEFINED     1                          1250000
RESEARCH IN MOTION LTD C$                760975102    197469      1885700 SH       DEFINED     1                          1885700
RHYTHMS NETCONNECTIONS INC               762430205     43476      1181000 SH       DEFINED     1                          1181000
SAVVIS COMMUNICATIONS                    805423100     47764      2710000 SH       DEFINED     1                          2710000
SCI SYSTEMS CV SUB NT 3.00% 03/15/07     783890AF3     13625    $12500000 PRN      DEFINED     1                        $12500000
SDL INC                                  784076101      2129        10000 SH       DEFINED     1                            10000
TEAM COMMUNICATIONS GROUP                87815F108      2158       141500 SH       DEFINED     1                           141500
TELE NORTE CELULAR PARTICIPACOES PN ADR  87924Y105     13212       213100 SH       DEFINED     1                           213100
TELECORP PCS INC CL A                    879299105     55890      1080000 SH       DEFINED     1                          1080000
TELSCAPE INTERNATIONAL INC               87969E105      5284       251600 SH       DEFINED     1                           251600
TETRA TECH INC                           88162G103      7541       317500 SH       DEFINED     1                           317500
TIBCO SOFTWARE INC                       88632Q103      1875        23000 SH       DEFINED     1                            23000
TRIARC COMPANIES                         895927101      5580       279000 SH       DEFINED     1                           279000
TRITEL INC CL A                          89675X104     58178      1521000 SH       DEFINED     1                          1521000
UTSTARCOM INC                            918076100     45003       576500 SH       DEFINED     1                           576500
VERIO INC                                923433106    112116      2488000 SH       DEFINED     1                          2488000
VOICESTREAM WIRELESS CORP                928615103     26911       208914 SH       DEFINED     1                           208914
WRIGLEY WM JR CO                         982526105     53753       699800 SH       DEFINED     1                           699800

                                                -----------------
                                         GRAND  $    2602303


*  INVESTMENT DISCRETION IS DISCLAIMED BY THE CAPITAL GROUP COMPANIES, INC FOR ALL PURPOSES OTHER THAN FORM 13F

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